Financial Risk Management - Additional Information (Detail) $ / T in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / T T	Dec. 31, 2016
Disclosure of risk management [line items]
Increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real	1.00%
Decrease/increase in profit (loss) before taxes due to 1% increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real	$ 25
Decrease/increase in other comprehensive income due to 1% increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real	$ 0
Debt fixed interest rate	6.13%
Payment for metal sales period description	Payment for metal sales is normally in advance or within fifteen days of shipment depending on the buyer.
Number of days from shipment	15 days
Debt to capital ratio	13.80%	14.00%
Net Debt to EBITDA ratio	0.9	(1.7)
Level 2 [member]
Disclosure of risk management [line items]
Derivative liability	$ 837
Lead [member]
Disclosure of risk management [line items]
Fair value hedge minimum price | $ / T	2,300
Hedge per tonne | T	15,336
Zinc [member]
Disclosure of risk management [line items]
Fair value hedge minimum price | $ / T	2,850
Hedge per tonne | T	25,416
Top of range [member]
Disclosure of risk management [line items]
Target debt to capital ratio less than 30%	30.00%
Net Debt to EBITDA target ratio	3.5